Schedule I - Condensed Financial Information Of Registrant (Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net		$ (4,600)	$ (4,300)
Long-term debt		2,173,837	1,951,013
Current portion of long-term debt		0	0
Net Long-term Debt		2,173,837	1,951,013
Charges related to early extinguishment of debt		21,956	0	$ 35
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net		(371)	(1,347)
Long-term debt		804,629	798,653
Current portion of long-term debt		0	0
Net Long-term Debt		804,629	798,653
Charges related to early extinguishment of debt		21,956	0	$ 0
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 33,500	$ 0	400,000
Debt, stated interest rate		7.25%
Debt due date		Apr. 01, 2016
Refunded aggregate principal	$ 366,500
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt		$ 400,000	400,000
Debt, stated interest rate		5.00%
Debt due date		May 01, 2018
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt		$ 405,000	$ 0
Debt, stated interest rate		3.45%
Debt due date		Jul. 01, 2020
Ratio of principal to public offering price	99.929%
Proceeds from Issuance of Secured Debt	$ 399,500
Other Nonoperating Income (Expense) [Member] | Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Charges related to early extinguishment of debt	$ 22,100